Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value [Abstract]
Fair Value of Financial Instruments

NOTE 18 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of recognized financial instruments at December 31, 2015 and 2014 are as follows:

	2015		2014
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$22,922	$22,922	$32,355	$32,355	1
Securities, including Federal Home Loan Bank stock	187,759	187,759	211,291	211,291	2
Certificates of deposit	1,992	1,992	2,490	2,490	2
Loans held for sale	347	347	229	229	3
Net loans	350,416	350,374	357,098	357,066	3
Mortgage servicing rights	1,181	1,181	1,218	1,218	3
	$564,617	$564,575	$604,681	$604,649

	2015		2014
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
	(dollars in thousands)
FINANCIAL LIABILITIES
Deposits
Maturity	$148,486	$147,164	$174,929	$174,263	3
Non-maturity	369,934	369,934	390,516	390,516	1
Other borrowings	2,118	2,118	-	-	3
Junior subordinated deferrable interest debentures	12,772	8,265	12,739	12,627	3
	$533,310	$527,481	$578,184	$577,406

The above summary does not include accrued interest receivable and cash surrender value of life insurance which are also considered financial instruments.  The estimated fair value of such items is considered to be their carrying amounts, and would be considered level 1 inputs.

There are also unrecognized financial instruments at December 31, 2015 and 2014 which relate to commitments to extend credit and letters of credit.  The contract amount of such financial instruments amounts to $84,394,000  at December 31, 2015 and $92,921,000 at December 31, 2014.  Such amounts are also considered to be the estimated fair values.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments shown above:

Cash and cash equivalents:

Fair value is determined to be the carrying amount for these items (which include cash on hand, due from banks, and federal funds sold) because they represent cash or mature in 90 days or less and do not represent unanticipated credit concerns.

Securities:

Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities would typically include government bonds and exchange traded equities.  If quoted market prices are not available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.  Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include municipal bonds, mortgage-backed securities, and asset-backed securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities may be classified within Level 3 of the valuation hierarchy.  The Corporation had one security that was classified as Level 3 at December 31, 2015 and 2014.

Certificates of deposit:

Carrying value of certificates of deposit estimates fair value.

Loans and leases:

Fair value for loans and leases was estimated for portfolios of loans and leases with similar financial characteristics.  For adjustable rate loans, which re-price at least annually and generally possess low risk characteristics, the carrying amount is believed to be a reasonable estimate of fair value.  For fixed rate loans the fair value is estimated based on a discounted cash flow analysis, considering weighted average rates and terms of the portfolio, adjusted for credit and interest rate risk inherent in the loans.  Fair value for nonperforming loans is based on recent appraisals or estimated discounted cash flows.

Mortgage servicing rights:

The fair value for mortgage servicing rights is determined based on an analysis of the portfolio by an independent third party.

Deposit liabilities:

The fair value of core deposits, including demand deposits, savings accounts, and certain money market deposits, is the amount payable on demand.  The fair value of fixed-maturity certificates of deposit is estimated using the rates offered at year end for deposits of similar remaining maturities.  The estimated fair value does not include the benefit that results from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the marketplace.

Other financial instruments:

The fair value of commitments to extend credit and letters of credit is determined to be the contract amount, since these financial instruments generally represent commitments at existing rates.  The fair value of other borrowings is determined based on a discounted cash flow analysis using current interest rates.  The fair value of the junior subordinated deferrable interest debentures is determined based on quoted market prices of similar instruments.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information.  These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument over the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  Since no ready market exists for a significant portion of the financial instruments, fair value estimates are largely based on judgments after considering such factors as future expected credit losses, current economic conditions, risk characteristics of various financial instruments, and other factors.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in assumptions could significantly affect these estimates.